Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.09%

Aerospace & Defense 1.85%

AeroVironment, Inc.*	137,516	$8,287
Axon Enterprise, Inc.*	339,098	24,656
Total		32,943

Air Freight & Logistics 0.80%

XPO Logistics, Inc.*	212,418	14,177

Banks 0.50%

Western Alliance Bancorp	248,484	8,916

Beverages 1.11%

Boston Beer Co., Inc. (The) Class A*	42,299	19,733

Biotechnology 15.67%

Acceleron Pharma, Inc.*	183,150	16,581
Arena Pharmaceuticals, Inc.*	200,486	9,818
Argenx SE ADR*	105,939	15,519
Blueprint Medicines Corp.*	211,840	12,463
Bridgebio Pharma, Inc.*	704,766	21,516
ChemoCentryx, Inc.*	336,977	17,863
Coherus Biosciences, Inc.*	501,833	8,330
CRISPR Therapeutics AG (Switzerland)*(a)	212,180	10,439
Deciphera Pharmaceuticals, Inc.*	221,355	12,834
Immunomedics, Inc.*	792,181	24,066
Iovance Biotherapeutics, Inc.*	426,560	13,714
Karuna Therapeutics, Inc.*	140,762	11,695
Mirati Therapeutics, Inc.*	255,313	21,712
Myovant Sciences Ltd. (United Kingdom)*(a)	582,474	6,978
Natera, Inc.*	261,338	9,680
PTC Therapeutics, Inc.*	178,985	9,114
Rocket Pharmaceuticals, Inc.*	619,006	9,161
Sarepta Therapeutics, Inc.*	144,444	17,027
Turning Point Therapeutics, Inc.*	253,903	13,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2020

Investments	Shares	Fair Value (000)
Biotechnology (continued)

uniQure NV (Netherlands)*(a)	145,244	$9,243
Zymeworks, Inc. (Canada)*(a)	228,285	8,339
Total		279,171

Building Products 1.12%

Trex Co., Inc.*	208,751	19,877

Capital Markets 0.96%

Assetmark Financial Holdings, Inc.*	714,088	17,131

Commercial Services & Supplies 1.02%

Tetra Tech, Inc.	242,352	18,244

Communications Equipment 1.49%

Lumentum Holdings, Inc.*	328,735	26,598

Construction & Engineering 1.23%

MasTec, Inc.*	251,303	9,022
Quanta Services, Inc.	356,580	12,965
Total		21,987

Diversified Consumer Services 3.95%

Bright Horizons Family Solutions, Inc.*	101,123	11,776
Chegg, Inc.*	829,280	35,452
Strategic Education, Inc.	145,139	23,120
Total		70,348

Electric-Generation 1.56%

SolarEdge Technologies, Inc. (Israel)*(a)	248,823	27,766

Electrical Equipment 2.07%

Generac Holdings, Inc.*	377,815	36,814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2020

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 0.53%

Novanta, Inc.*	107,679	$9,356

Electronics 2.66%

Inphi Corp.*	490,013	47,306

Food & Staples Retailing 0.73%

Grocery Outlet Holding Corp.*	392,711	13,065

Food Products 1.41%

Freshpet, Inc.*	332,292	25,058

Health Care Equipment & Supplies 6.98%

Axonics Modulation Technologies, Inc.*(b)	354,106	11,406
Insulet Corp.*	121,935	24,353
iRhythm Technologies, Inc.*	165,744	17,509
Masimo Corp.*	103,696	22,181
Nevro Corp.*	236,577	27,831
Penumbra, Inc.*	118,538	21,019
Total		124,299

Health Care Providers & Services 0.90%

Guardant Health, Inc.*	208,783	16,068

Health Care Technology 3.21%

Inspire Medical Systems, Inc.*	350,631	25,126
Teladoc Health, Inc.*	194,682	32,043
Total		57,169

Hotels, Restaurants & Leisure 2.75%

Dunkin’ Brands Group, Inc.	133,219	8,371
Planet Fitness, Inc. Class A*	174,084	10,503
Wingstop, Inc.	257,184	30,160
Total		49,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2020

Investments	Shares	Fair Value (000)
Household Durables 2.58%

Helen of Troy Ltd.*	128,097	$21,044
LGI Homes, Inc.*	410,097	24,843
Total		45,887

Information Technology Services 1.50%

Endava plc ADR*	313,915	13,740
Limelight Networks, Inc.*	2,546,714	12,912
Total		26,652

Insurance 1.47%

eHealth, Inc.*	73,178	7,808
Goosehead Insurance, Inc. Class A*	326,604	18,336
Total		26,144

Internet Software & Services 0.41%

Cardlytics, Inc.*	160,838	7,230

Leisure Products 3.21%

Malibu Boats, Inc. Class A*	429,185	14,756
Peloton Interactive, Inc. Class A*	417,688	13,157
YETI Holdings, Inc.*	1,058,062	29,213
Total		57,126

Life Sciences Tools & Services 2.63%

10X Genomics, Inc. Class A*	236,945	18,925
Repligen Corp.*	239,994	27,875
Total		46,800

Machinery 2.23%

Evoqua Water Technologies Corp.*	1,113,342	17,869
Federal Signal Corp.	814,600	21,937
Total		39,806

Pharmaceuticals 0.84%

GW Pharmaceuticals plc ADR*(b)	88,537	8,866
NextCure, Inc.*	188,891	6,124
Total		14,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2020

Investments	Shares	Fair Value (000)
Professional Services 1.09%

FTI Consulting, Inc.*	152,486	$19,421

Real Estate Management & Development 1.48%

Redfin Corp.*	1,248,896	26,389

Road & Rail 0.46%

Lyft, Inc. Class A*	249,580	8,194

Semiconductors & Semiconductor Equipment 7.42%

Cirrus Logic, Inc.*	239,518	18,108
Enphase Energy, Inc.*	416,088	19,485
MKS Instruments, Inc.	239,035	23,959
Monolithic Power Systems, Inc.	190,693	38,121
Semtech Corp.*	232,562	10,521
Silicon Laboratories, Inc.*	99,440	9,668
Universal Display Corp.	82,534	12,390
Total		132,252

Software 15.61%

Alteryx, Inc. Class A*	171,732	19,437
Appian Corp.*(b)	264,766	12,092
Avalara, Inc.*	312,403	27,920
Blackline, Inc.*	229,502	13,940
Coupa Software, Inc.*	109,531	19,287
Everbridge, Inc.*	265,380	29,558
Five9, Inc.*	470,562	43,607
Globant SA (Argentina)*(a)	191,157	22,111
HubSpot, Inc.*	62,624	10,560
Medallia, Inc.*	187,907	4,036
Paylocity Holding Corp.*	210,626	24,123
Q2 Holdings, Inc.*	180,561	14,394
Qualys, Inc.*	75,135	7,922
SVMK, Inc.*	1,853,231	29,096
Total		278,083

Specialty Retail 1.99%

Carvana Co.*(b)	97,029	7,773
Etsy, Inc.*	202,921	13,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2020

Investments	Shares	Fair Value (000)
Specialty Retail (continued)

National Vision Holdings, Inc.*	551,003	$14,602
Total		35,538

Textiles, Apparel & Luxury Goods 0.67%

Deckers Outdoor Corp.*	80,460	11,969
Total Common Stocks (cost $1,353,002,727)		1,711,541

	Principal Amount (000)
SHORT-TERM INVESTMENTS 4.88%

Repurchase Agreement 3.34%

Repurchase Agreement dated 4/30/2020, 0.00% due 5/1/2020 with Fixed Income Clearing Corp. collateralized by $ 57,630,000 of U.S. Treasury Note at 2.875% due 11/15/2021; value: $60,761,211; proceeds: $59,565,769 (cost $59,565,769)	$59,566	59,566

	Shares (000)
Money Market Funds 1.54%

Fidelity Government Portfolio(c)	24,614	24,614
CitiBank N.A.(c)	2,735	2,735
Total Money Market Funds (cost $27,349,116)		27,349

Total Short-Term Investments (cost $86,914,885)		86,915

Total Investments in Securities 100.97% (cost $1,439,917,612)		1,798,456

Liabilities in Excess of Securities Lending and Other Assets (0.97)%		(17,194)
Net Assets 100.00%		$1,781,262

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2020

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,711,541	$—	$—	$1,711,541
Short-Term Investments
Repurchase Agreement	—	59,566	—	59,566
Money Market Funds	27,349	—	—	27,349
Total	$1,738,890	$59,566	$—	$1,798,456

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of April 30, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4. SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

As of April 30, 2020, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
$27,349,116	$25,831,627